UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.):  [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mediatel Partners
Address:  201 Main Street, Suite 2600
          Fort Worth, Texas  76102

Form 13F File Number:	28-6089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     W.R. Cotham
Title:    Vice President of General Partner
Phone:    817/390-8400

Signature, Place, and Date of Signing:

/s/ W.R. Cotham              	Fort Worth, Texas 	May 11, 2001

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   1

Form 13F Information Table Value Total:   $127,800 (thousands)


List of Other Included Managers:
NONE


FORM 13F INFORMATION TABLE

Name of              Title of     Cusip      Value  Shares/   SH/   Put/   Invstmnt   Other     Voting Authority
Issuer                Class                (x$1000) Prn/Amt   PRN   Call   Discretn    Mgrs   Sole   Shared   None

AT&T Corp              COM      001957109   127800  6000000   SH            Sole             6000000







